PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
PROPERTY AND EQUIPMENT
Depreciation expense	$ 0	$ 0	$ 0